Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	$9,672	$9,659,976
Aerospace & Defense — 2.1%
Boeing Co.(The)
2.20%, 02/04/26	34,332	34,332,000
2.25%, 06/15/26(a)	2,714	2,695,883
2.75%, 02/01/26	9,744	9,744,000
3.10%, 05/01/26	4,613	4,599,468
General Dynamics Corp.
1.15%, 06/01/26	3,409	3,379,740
2.13%, 08/15/26(a)	3,530	3,498,475
L3Harris Technologies, Inc., 3.85%, 12/15/26	4,090	4,086,464
RTX Corp.
2.65%, 11/01/26(a)	5,046	5,002,166
5.00%, 02/27/26	3,566	3,566,582
5.75%, 11/08/26(a)	8,658	8,767,663
Spirit AeroSystems, Inc., 3.85%, 06/15/26(a)	1,885	1,880,786
		81,553,227
Agriculture — 1.3%
Altria Group, Inc.
2.63%, 09/16/26(a)	3,507	3,479,085
4.40%, 02/14/26	7,281	7,278,760
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	6,802	6,755,056
BAT Capital Corp., 3.22%, 09/06/26(a)	6,808	6,773,455
BAT International Finance PLC, 1.67%, 03/25/26	10,513	10,474,037
Bunge Ltd. Finance Corp., 3.25%, 08/15/26(a)	4,767	4,750,084
Philip Morris International, Inc.
0.88%, 05/01/26	5,143	5,102,866
2.75%, 02/25/26	5,662	5,656,054
		50,269,397
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	2,255	2,245,603
Southwest Airlines Co., 3.00%, 11/15/26(a)	2,204	2,185,372
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	2,194	2,192,044
Series 2014-2, Class A, 3.75%, 03/03/28(a)	2,474	2,464,666
		9,087,685
Apparel — 0.2%
NIKE, Inc., 2.38%, 11/01/26	7,207	7,136,945
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.30%, 09/09/26(a)	5,180	5,100,392
2.30%, 09/09/26(a)	3,520	3,485,936
4.40%, 10/05/26(a)	5,006	5,021,788
5.25%, 07/07/26(a)	6,560	6,595,097
Ford Motor Co., 4.35%, 12/08/26(a)	10,608	10,605,134
Ford Motor Credit Co. LLC
2.70%, 08/10/26	10,265	10,180,509
4.54%, 08/01/26	5,186	5,178,645
5.13%, 11/05/26	8,211	8,253,589
6.95%, 03/06/26(a)	9,252	9,253,917
6.95%, 06/10/26	6,122	6,167,193
General Motors Financial Co., Inc.
1.50%, 06/10/26	8,563	8,489,214
4.00%, 10/06/26	5,834	5,833,490
5.25%, 03/01/26	8,990	8,997,591
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 04/06/26	$11,624	$11,653,894
PACCAR Financial Corp.
1.10%, 05/11/26(a)	2,147	2,131,519
4.45%, 03/30/26(a)	3,622	3,625,757
5.05%, 08/10/26(a)	2,779	2,796,835
5.20%, 11/09/26(a)	3,516	3,555,338
Series R, 4.50%, 11/25/26(a)	2,777	2,794,178
Toyota Motor Corp.
1.34%, 03/25/26	7,154	7,128,515
5.28%, 07/13/26(a)	3,669	3,686,811
Toyota Motor Credit Corp.
1.13%, 06/18/26	6,989	6,920,511
4.45%, 05/18/26	9,761	9,780,529
4.55%, 08/07/26(a)	5,203	5,222,976
5.00%, 08/14/26(a)	4,679	4,706,852
5.20%, 05/15/26(a)	5,509	5,529,204
5.40%, 11/20/26(a)	6,368	6,448,844
		169,144,258
Banks — 26.1%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26(a)	8,979	8,992,341
Banco Santander SA, 1.85%, 03/25/26(a)	3,994	3,983,773
Bank of America Corp.
3.50%, 04/19/26	19,254	19,236,577
4.25%, 10/22/26(a)	14,239	14,263,274
4.45%, 03/03/26	15,759	15,763,465
6.22%, 09/15/26(a)	2,935	2,973,682
Bank of America NA, 5.53%, 08/18/26	13,970	14,072,364
Bank of Montreal
1.25%, 09/15/26(a)	8,909	8,766,848
5.27%, 12/11/26	8,070	8,168,745
5.30%, 06/05/26	9,287	9,329,063
Bank of New York Mellon Corp.(The)
1.05%, 10/15/26(a)	3,350	3,287,128
2.45%, 08/17/26(a)	5,055	5,017,009
2.80%, 05/04/26	4,919	4,905,633
Bank of Nova Scotia(The)
1.05%, 03/02/26	6,876	6,860,166
1.30%, 09/15/26	6,279	6,181,731
1.35%, 06/24/26(a)	5,282	5,230,205
2.70%, 08/03/26(a)	8,504	8,454,662
4.75%, 02/02/26	7,791	7,791,000
5.35%, 12/07/26	8,026	8,126,908
Barclays PLC, 5.20%, 05/12/26	15,498	15,540,171
BPCE SA, 3.38%, 12/02/26	4,182	4,166,200
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	5,189	5,136,936
5.62%, 07/17/26(a)	2,993	3,016,507
5.93%, 10/02/26(a)	6,024	6,105,671
Capital One NA
3.45%, 07/27/26	6,852	6,835,927
4.25%, 03/13/26	2,848	2,848,318
Citibank N.A.
4.93%, 08/06/26	10,377	10,420,990
5.44%, 04/30/26	13,859	13,893,115
5.49%, 12/04/26	14,238	14,421,102
Citigroup, Inc.
3.20%, 10/21/26	22,699	22,593,481
3.40%, 05/01/26	13,837	13,820,610
4.30%, 11/20/26	7,152	7,169,979
4.60%, 03/09/26	10,362	10,366,738

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group, Inc., 2.85%, 07/27/26	$3,394	$3,374,128
Commonwealth Bank of Australia/New York
4.58%, 11/27/26(a)	9,237	9,293,740
5.32%, 03/13/26(a)	7,158	7,170,078
Cooperatieve Rabobank UA, 3.75%, 07/21/26	10,190	10,174,640
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26(a)	3,504	3,513,306
5.50%, 10/05/26(a)	5,348	5,407,072
Deutsche Bank AG/New York NY, 1.69%, 03/19/26(a)	5,530	5,514,083
Fifth Third Bank N.A., 3.85%, 03/15/26(a)	5,213	5,212,318
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26(a)	20,603	20,549,392
HSBC Holdings PLC
3.90%, 05/25/26(a)	10,558	10,554,693
4.30%, 03/08/26(a)	13,981	13,986,120
4.38%, 11/23/26(a)	6,190	6,204,169
JPMorgan Chase & Co.
2.95%, 10/01/26(a)	23,337	23,206,392
3.20%, 06/15/26(a)	12,001	11,976,228
3.30%, 04/01/26	19,099	19,080,517
4.13%, 12/15/26(a)	15,735	15,769,266
7.63%, 10/15/26(a)	3,759	3,851,272
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	21,589	21,810,044
KeyBank N.A., 3.40%, 05/20/26(a)	4,120	4,112,476
Lloyds Banking Group PLC, 4.65%, 03/24/26	10,606	10,610,208
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26(a)	6,833	6,783,739
3.85%, 03/01/26(a)	16,682	16,682,090
Mizuho Financial Group, Inc., 2.84%, 09/13/26	6,952	6,904,607
Morgan Stanley
3.13%, 07/27/26	23,173	23,089,457
4.35%, 09/08/26(a)	17,073	17,107,420
6.25%, 08/09/26(a)	5,038	5,098,960
Morgan Stanley Bank N.A.
4.75%, 04/21/26	10,225	10,232,402
5.88%, 10/30/26	11,358	11,515,316
National Australia Bank Ltd./New York, 2.50%, 07/12/26	8,755	8,702,071
NatWest Group PLC, 4.80%, 04/05/26	10,204	10,218,148
PNC Financial Services Group, Inc.(The)
1.15%, 08/13/26(a)	4,734	4,669,041
2.60%, 07/23/26(a)	6,891	6,850,328
Royal Bank of Canada
1.15%, 07/14/26	5,199	5,135,512
1.20%, 04/27/26(a)	13,550	13,465,954
1.40%, 11/02/26(a)	6,398	6,287,478
5.20%, 07/20/26	7,083	7,127,769
Santander Holdings USA, Inc., 3.24%, 10/05/26(a)	6,564	6,528,974
State Street Bank & Trust Co., 4.59%, 11/25/26(a)	8,030	8,085,902
State Street Corp.
2.65%, 05/19/26	5,236	5,217,951
5.27%, 08/03/26(a)	8,309	8,356,096
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26(a)	15,513	15,277,591
2.63%, 07/14/26	17,222	17,124,034
3.01%, 10/19/26(a)	10,185	10,120,135
3.78%, 03/09/26(a)	10,264	10,263,002
5.88%, 07/13/26(a)	5,851	5,902,312
Toronto-Dominion Bank(The)
1.20%, 06/03/26	8,803	8,724,427
Security	Par (000)	Value
Banks (continued)
1.25%, 09/10/26(a)	$9,606	$9,457,266
5.26%, 12/11/26	3,620	3,663,768
5.53%, 07/17/26	12,596	12,690,395
Truist Bank
3.30%, 05/15/26(a)	5,150	5,140,410
3.80%, 10/30/26(a)	5,694	5,689,813
U.S. Bancorp
3.10%, 04/27/26	6,968	6,954,468
Series V, 2.38%, 07/22/26	9,353	9,294,607
UBS AG/London, 1.25%, 06/01/26(a)	6,518	6,461,698
UBS AG/Stamford CT, 1.25%, 08/07/26	11,130	10,986,405
UBS Group AG, 4.55%, 04/17/26	15,563	15,583,293
Wachovia Corp., 7.57%, 08/01/26(a)(b)(c)	2,441	2,478,877
Wells Fargo & Co.
3.00%, 04/22/26	26,813	26,759,074
3.00%, 10/23/26	26,718	26,557,538
4.10%, 06/03/26	16,578	16,581,436
Wells Fargo Bank NA
5.25%, 12/11/26	15,799	15,982,674
5.45%, 08/07/26	16,592	16,705,396
Westpac Banking Corp.
1.15%, 06/03/26	9,989	9,899,894
2.70%, 08/19/26	7,067	7,022,652
2.85%, 05/13/26	10,385	10,355,812
4.60%, 10/20/26	5,334	5,362,174
5.20%, 04/16/26	5,169	5,182,366
		993,391,193
Beverages — 1.3%
Constellation Brands, Inc., 3.70%, 12/06/26(a)	4,306	4,296,698
Diageo Capital PLC, 5.38%, 10/05/26	5,751	5,800,715
Keurig Dr Pepper, Inc., 2.55%, 09/15/26	3,020	2,991,146
Molson Coors Beverage Co., 3.00%, 07/15/26	15,333	15,271,919
PepsiCo, Inc.
2.38%, 10/06/26	7,154	7,087,018
2.85%, 02/24/26(a)	5,419	5,414,949
4.55%, 02/13/26	3,702	3,702,328
5.13%, 11/10/26	4,892	4,938,464
		49,503,237
Biotechnology — 0.9%
Amgen, Inc., 2.60%, 08/19/26(a)	8,714	8,651,339
Gilead Sciences, Inc., 3.65%, 03/01/26	21,382	21,373,933
Illumina, Inc., 4.65%, 09/09/26	3,505	3,516,485
		33,541,757
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	2,852	2,851,527
Owens Corning, 3.40%, 08/15/26	2,822	2,811,544
Trane Technologies Financing Ltd., 3.50%, 03/21/26(a)	2,762	2,760,034
		8,423,105
Chemicals — 0.6%
Ecolab, Inc., 2.70%, 11/01/26	5,374	5,332,977
EIDP, Inc., 4.50%, 05/15/26(a)	4,483	4,487,730
Nutrien Ltd., 4.00%, 12/15/26(a)	2,893	2,895,466
PPG Industries, Inc., 1.20%, 03/15/26	5,178	5,159,823
Westlake Corp., 3.60%, 08/15/26(a)	3,440	3,430,016
		21,306,012
Commercial Services — 0.6%
Global Payments, Inc.
1.20%, 03/01/26	7,658	7,641,153

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.80%, 04/01/26(a)	$5,334	$5,336,548
PayPal Holdings, Inc., 2.65%, 10/01/26	8,791	8,724,165
TR Finance LLC, 3.35%, 05/15/26	2,925	2,916,147
		24,618,013
Computers — 4.3%
Apple, Inc.
0.70%, 02/08/26	15,202	15,188,837
2.05%, 09/11/26	15,627	15,469,031
2.45%, 08/04/26	17,626	17,514,492
3.25%, 02/23/26(a)	22,154	22,142,399
CGI, Inc., 1.45%, 09/14/26(a)	4,233	4,167,432
Dell International LLC/EMC Corp.
4.90%, 10/01/26	12,164	12,214,219
6.02%, 06/15/26(a)	3,506	3,515,573
DXC Technology Co., 1.80%, 09/15/26(a)	2,754	2,715,815
Fortinet, Inc., 1.00%, 03/15/26	3,479	3,468,386
Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75%, 04/10/26(a)	2,447	2,433,836
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	5,123	5,103,142
4.45%, 09/25/26	8,990	9,017,790
HP, Inc., 1.45%, 06/17/26(a)	3,604	3,568,918
IBM International Capital Pte Ltd., 4.70%, 02/05/26	4,331	4,331,000
International Business Machines Corp.
3.30%, 05/15/26	22,780	22,747,548
3.45%, 02/19/26(a)	9,744	9,741,247
4.50%, 02/06/26	5,808	5,808,357
Kyndryl Holdings, Inc., 2.05%, 10/15/26	4,534	4,469,795
		163,617,817
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26(a)	3,413	3,415,576
Conopco, Inc., Series E, 7.25%, 12/15/26(a)	2,273	2,338,295
Kenvue, Inc., 5.35%, 03/22/26(a)	5,143	5,147,156
Procter & Gamble Co.(The)
1.00%, 04/23/26(a)	7,171	7,127,007
2.45%, 11/03/26(a)	5,976	5,921,949
2.70%, 02/02/26	3,985	3,985,000
Unilever Capital Corp., 2.00%, 07/28/26(a)	4,881	4,839,349
		32,774,332
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	28,628	28,305,600
4.45%, 04/03/26(a)	3,990	3,990,000
Air Lease Corp.
1.88%, 08/15/26	8,185	8,086,856
3.75%, 06/01/26	5,178	5,171,101
5.30%, 06/25/26	4,195	4,213,340
Aircastle Ltd., 4.25%, 06/15/26	4,528	4,525,484
American Express Co.
1.65%, 11/04/26	7,892	7,771,882
3.13%, 05/20/26(a)	5,797	5,783,881
Ameriprise Financial, Inc., 2.88%, 09/15/26(a)	3,380	3,358,029
Brookfield Finance, Inc., 4.25%, 06/02/26(a)	3,431	3,431,874
Capital One Financial Corp., 3.75%, 07/28/26	10,666	10,649,157
Charles Schwab Corp.(The)
0.90%, 03/11/26(a)	8,696	8,668,021
1.15%, 05/13/26	6,974	6,923,213
3.45%, 02/13/26	2,452	2,451,586
Security	Par (000)	Value
Diversified Financial Services (continued)
5.88%, 08/24/26	$6,772	$6,837,053
Legg Mason, Inc., 4.75%, 03/15/26(a)	3,218	3,220,675
Mastercard, Inc., 2.95%, 11/21/26	5,477	5,445,693
Nasdaq, Inc., 3.85%, 06/30/26(a)	3,378	3,374,855
Nomura Holdings, Inc., 1.65%, 07/14/26	8,636	8,546,033
Synchrony Financial, 3.70%, 08/04/26	3,400	3,391,192
Voya Financial, Inc., 3.65%, 06/15/26(a)	2,972	2,967,628
Western Union Co. (The), 1.35%, 03/15/26	4,266	4,252,138
		141,365,291
Electric — 5.1%
AEP Transmission Co. LLC, 3.10%, 12/01/26(a)	2,998	2,980,657
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)(c)	8,058	8,095,967
Ameren Corp.
3.65%, 02/15/26	2,313	2,312,227
5.70%, 12/01/26	4,339	4,395,800
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	2,569	2,549,472
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(a)	2,207	2,188,041
CenterPoint Energy, Inc., 1.45%, 06/01/26	3,451	3,422,436
Cleco Corporate Holdings LLC, 3.74%, 05/01/26(a)	2,341	2,337,025
CMS Energy Corp., 3.00%, 05/15/26(a)	2,141	2,135,547
Commonwealth Edison Co., 2.55%, 06/15/26	3,508	3,491,427
Dominion Energy, Inc.
Series A, 1.45%, 04/15/26	4,168	4,148,183
Series D, 2.85%, 08/15/26(a)	2,783	2,766,626
DTE Electric Co., 4.85%, 12/01/26(a)	3,681	3,714,971
DTE Energy Co., 2.85%, 10/01/26(a)	4,280	4,249,765
Duke Energy Carolinas LLC, 2.95%, 12/01/26	4,487	4,457,758
Duke Energy Corp., 2.65%, 09/01/26	10,263	10,188,630
Emera U.S. Finance LP, 3.55%, 06/15/26	5,364	5,347,860
Enel Americas SA, 4.00%, 10/25/26	4,275	4,266,995
Entergy Arkansas LLC, 3.50%, 04/01/26	4,214	4,213,564
Entergy Corp., 2.95%, 09/01/26	5,211	5,179,250
Entergy Louisiana LLC, 2.40%, 10/01/26	2,904	2,878,861
Evergy Kansas Central, Inc., 2.55%, 07/01/26(a)	2,434	2,420,810
Eversource Energy
4.75%, 05/15/26	3,028	3,034,564
Series U, 1.40%, 08/15/26	2,102	2,072,491
Exelon Corp., 3.40%, 04/15/26	5,212	5,205,268
Florida Power & Light Co., 4.45%, 05/15/26(a)	3,446	3,450,609
Fortis, Inc./Canada, 3.06%, 10/04/26	7,766	7,711,905
Georgia Power Co., 3.25%, 04/01/26(a)	2,268	2,265,630
ITC Holdings Corp., 3.25%, 06/30/26(a)	2,937	2,926,322
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	4,226	4,182,346
4.45%, 03/13/26	4,281	4,283,119
5.60%, 11/13/26(a)	3,082	3,119,365
Pacific Gas and Electric Co., 2.95%, 03/01/26(a)	4,106	4,100,778
PPL Capital Funding, Inc., 3.10%, 05/15/26	4,572	4,561,147
Public Service Electric & Gas Co.
0.95%, 03/15/26	3,208	3,197,173
2.25%, 09/15/26	3,002	2,972,774
San Diego Gas & Electric Co., 2.50%, 05/15/26(a)	3,500	3,486,846
Sempra, 5.40%, 08/01/26	3,795	3,816,186
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	2,726	2,717,253
Southern California Edison Co.
4.40%, 09/06/26(a)	3,565	3,569,572
4.90%, 06/01/26(a)	2,915	2,919,089
5.35%, 03/01/26(a)	4,139	4,142,267
Series 2020-C, 1.20%, 02/01/26(a)	2,712	2,712,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co. (The), 3.25%, 07/01/26	$13,873	$13,842,987
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26(a)	2,869	2,845,932
Series N, 1.65%, 03/15/26(a)	3,547	3,537,747
Virginia Electric & Power Co., Series B, 2.95%, 11/15/26	2,756	2,737,163
WEC Energy Group, Inc., 5.60%, 09/12/26(a)	2,546	2,567,760
Xcel Energy, Inc., 3.35%, 12/01/26	3,753	3,735,977
		193,456,142
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26(a)	5,264	5,158,700
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	2,494	2,496,827
Avnet, Inc., 4.63%, 04/15/26(a)	3,733	3,730,886
Flex Ltd., 3.75%, 02/01/26	5,296	5,296,000
Fortive Corp., 3.15%, 06/15/26	6,242	6,219,992
Honeywell International, Inc., 2.50%, 11/01/26	10,313	10,215,171
Jabil, Inc., 1.70%, 04/15/26(a)	3,474	3,457,319
TD SYNNEX Corp., 1.75%, 08/09/26(a)	4,820	4,755,385
Tyco Electronics Group SA
3.70%, 02/15/26	2,528	2,527,496
4.50%, 02/13/26	3,714	3,714,417
Vontier Corp., 1.80%, 04/01/26	3,637	3,621,709
		46,035,202
Environmental Control — 0.2%
Republic Services, Inc., 2.90%, 07/01/26	3,503	3,488,220
Veralto Corp., 5.50%, 09/18/26(a)	4,861	4,902,397
		8,390,617
Food — 1.6%
Campbell's Co. (The), 5.30%, 03/20/26	2,734	2,736,161
Conagra Brands, Inc., 5.30%, 10/01/26	3,493	3,518,161
Flowers Foods, Inc., 3.50%, 10/01/26	2,938	2,920,109
Hershey Co. (The), 2.30%, 08/15/26(a)	3,506	3,477,384
Ingredion, Inc., 3.20%, 10/01/26(a)	3,554	3,534,899
Kellanova, 3.25%, 04/01/26(a)	5,115	5,108,955
Kraft Heinz Foods Co., 3.00%, 06/01/26	12,918	12,873,082
Kroger Co.(The)
2.65%, 10/15/26(a)	5,385	5,335,771
3.50%, 02/01/26	3,986	3,986,000
McCormick & Co., Inc./MD, 0.90%, 02/15/26	3,419	3,415,086
Sysco Corp., 3.30%, 07/15/26(a)	6,932	6,913,127
Tyson Foods, Inc., 4.00%, 03/01/26(a)	5,897	5,896,058
		59,714,793
Gas — 0.3%
National Fuel Gas Co., 5.50%, 10/01/26	2,258	2,277,697
Southern California Gas Co., Series TT, 2.60%, 06/15/26	3,569	3,551,060
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(a)	2,404	2,397,492
Spire, Inc., 5.30%, 03/01/26(a)	2,362	2,364,335
		10,590,584
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc., 3.40%, 03/01/26	3,432	3,430,308
Health Care - Products — 0.9%
Abbott Laboratories, 3.75%, 11/30/26(a)	11,948	11,954,957
Agilent Technologies, Inc., 3.05%, 09/22/26(a)	2,343	2,329,751
Baxter International, Inc., 2.60%, 08/15/26(a)	2,150	2,129,874
Stryker Corp., 3.50%, 03/15/26(a)	6,903	6,899,319
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26(a)	$4,060	$4,078,715
5.00%, 12/05/26(a)	7,264	7,332,503
		34,725,119
Health Care - Services — 1.7%
Cigna Group (The), 1.25%, 03/15/26	8,337	8,307,149
Elevance Health, Inc.
1.50%, 03/15/26	5,168	5,152,743
4.50%, 10/30/26(a)	2,415	2,426,311
HCA, Inc.
5.25%, 06/15/26	10,664	10,675,969
5.38%, 09/01/26	7,079	7,086,449
Laboratory Corp. of America Holdings, 1.55%, 06/01/26(a)	3,383	3,354,008
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	2,169	2,144,308
Quest Diagnostics, Inc., 3.45%, 06/01/26	3,353	3,345,772
UnitedHealth Group, Inc.
1.15%, 05/15/26	6,842	6,788,860
3.10%, 03/15/26(a)	6,845	6,836,482
4.75%, 07/15/26(a)	4,501	4,518,999
Universal Health Services, Inc., 1.65%, 09/01/26	4,874	4,800,796
UPMC, Series 2021, 1.80%, 04/15/26(a)	830	825,394
		66,263,240
Holding Companies - Diversified — 1.3%
Ares Capital Corp., 2.15%, 07/15/26	7,012	6,940,596
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26(a)	2,050	2,022,344
2.95%, 03/10/26(a)	2,177	2,169,330
Barings BDC, Inc., 3.30%, 11/23/26(a)	2,154	2,130,549
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	8,608	8,473,411
Blackstone Secured Lending Fund, 2.75%, 09/16/26	4,830	4,778,726
Blue Owl Capital Corp., 3.40%, 07/15/26	7,098	7,058,050
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,445	2,503,841
Blue Owl Credit Income Corp., 3.13%, 09/23/26(a)	2,455	2,429,994
Golub Capital BDC, Inc., 2.50%, 08/24/26	4,246	4,197,325
Main Street Capital Corp., 3.00%, 07/14/26(a)	3,396	3,367,993
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26(a)	2,056	2,034,607
		48,106,766
Home Builders — 0.2%
DR Horton, Inc., 1.30%, 10/15/26	4,266	4,189,824
Lennar Corp., 5.25%, 06/01/26(a)	2,721	2,722,019
		6,911,843
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	2,734	2,731,355
Insurance — 2.0%
Aflac, Inc.
1.13%, 03/15/26(a)	2,951	2,941,365
2.88%, 10/15/26(a)	2,279	2,261,888
Allstate Corp. (The), 3.28%, 12/15/26	3,943	3,923,237
Arch Capital Finance LLC, 4.01%, 12/15/26	3,555	3,553,935
Berkshire Hathaway, Inc., 3.13%, 03/15/26(a)	19,365	19,346,718
Chubb INA Holdings LLC, 3.35%, 05/03/26(a)	10,263	10,248,244
Lincoln National Corp., 3.63%, 12/12/26(a)	2,908	2,897,750
Loews Corp., 3.75%, 04/01/26(a)	3,594	3,591,517
Manulife Financial Corp., 4.15%, 03/04/26	6,987	6,989,379

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc., 3.75%, 03/14/26(a)	$4,110	$4,107,537
Old Republic International Corp., 3.88%, 08/26/26	3,858	3,854,440
Principal Financial Group, Inc., 3.10%, 11/15/26(a)	2,573	2,556,566
Prudential Financial, Inc., 1.50%, 03/10/26	3,770	3,760,796
Reinsurance Group of America, Inc., 3.95%, 09/15/26	2,831	2,829,950
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	3,764	3,765,386
		76,628,708
Internet — 1.8%
Alphabet, Inc., 2.00%, 08/15/26(a)	15,618	15,475,319
Amazon.com, Inc., 1.00%, 05/12/26	21,365	21,197,295
Baidu, Inc., 1.72%, 04/09/26(a)	4,855	4,833,371
Booking Holdings, Inc., 3.60%, 06/01/26	6,865	6,858,908
eBay, Inc., 1.40%, 05/10/26(a)	5,094	5,057,912
Expedia Group, Inc., 5.00%, 02/15/26	5,337	5,336,691
JD.com, Inc., 3.88%, 04/29/26(a)	3,391	3,387,829
Netflix, Inc., 4.38%, 11/15/26(a)	6,895	6,922,326
		69,069,651
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26(a)	2,996	2,996,928
Lodging — 0.4%
Las Vegas Sands Corp., 3.50%, 08/18/26	6,938	6,903,163
Marriott International, Inc./MD
5.45%, 09/15/26(a)	3,011	3,034,608
Series R, 3.13%, 06/15/26	5,229	5,212,208
		15,149,979
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	5,226	5,212,832
1.15%, 09/14/26(a)	3,478	3,422,016
2.40%, 08/09/26(a)	2,173	2,156,555
4.35%, 05/15/26	10,052	10,069,249
4.45%, 10/16/26(a)	5,272	5,297,698
5.05%, 02/27/26	5,670	5,674,961
CNH Industrial Capital LLC, 1.45%, 07/15/26	4,138	4,088,409
John Deere Capital Corp.
1.05%, 06/17/26(a)	3,832	3,791,725
1.30%, 10/13/26(a)	3,136	3,081,826
2.25%, 09/14/26(a)	3,253	3,222,625
2.65%, 06/10/26(a)	3,390	3,375,216
4.75%, 06/08/26(a)	4,165	4,178,139
4.95%, 03/06/26(a)	3,173	3,176,184
5.05%, 03/03/26(a)	4,156	4,160,586
5.15%, 09/08/26(a)	3,855	3,887,195
Regal Rexnord Corp., 6.05%, 02/15/26	7,391	7,393,745
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	5,275	5,253,868
Xylem, Inc./New York, 3.25%, 11/01/26(a)	3,509	3,490,187
		80,933,016
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26(a)	4,437	4,389,687
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	6,984	6,932,707
Teledyne Technologies, Inc., 1.60%, 04/01/26	3,196	3,182,871
		14,505,265
Media — 0.5%
TCI Communications, Inc., 7.88%, 02/15/26	3,220	3,223,940
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	6,772	6,708,931
Security	Par (000)	Value
Media (continued)
3.00%, 02/13/26	$6,039	$6,037,149
Walt Disney Co. (The), 3.38%, 11/15/26	2,999	2,989,708
		18,959,728
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	6,996	6,999,359
5.25%, 09/08/26(a)	5,916	5,964,226
6.42%, 03/01/26	2,342	2,346,595
		15,310,180
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	7,100	7,018,174
Oil & Gas — 2.1%
Chevron Corp., 2.95%, 05/16/26(a)	17,140	17,099,816
Diamondback Energy, Inc., 3.25%, 12/01/26	5,354	5,321,358
Exxon Mobil Corp.
2.28%, 08/16/26	6,893	6,838,914
3.04%, 03/01/26(a)	19,955	19,942,024
Marathon Petroleum Corp., 5.13%, 12/15/26(a)	5,153	5,190,656
Phillips 66, 1.30%, 02/15/26(a)	583	582,334
Phillips 66 Co., 3.55%, 10/01/26(a)	3,199	3,191,772
Shell International Finance BV
2.50%, 09/12/26(a)	6,943	6,893,999
2.88%, 05/10/26	13,391	13,357,943
Valero Energy Corp., 3.40%, 09/15/26(a)	3,134	3,122,452
		81,541,268
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26	4,171	4,110,491
Packaging & Containers — 0.2%
Amcor Finance USA, Inc., 3.63%, 04/28/26	4,085	4,080,077
Sonoco Products Co., 4.45%, 09/01/26(a)	3,514	3,522,560
		7,602,637
Pharmaceuticals — 4.6%
AbbVie, Inc.
2.95%, 11/21/26	30,078	29,871,738
3.20%, 05/14/26	15,132	15,105,674
Astrazeneca Finance LLC, 1.20%, 05/28/26	8,686	8,612,741
AstraZeneca PLC, 0.70%, 04/08/26(a)	8,541	8,491,064
Bristol-Myers Squibb Co., 3.20%, 06/15/26	8,255	8,235,056
Cardinal Health, Inc., 4.70%, 11/15/26	3,789	3,812,786
CVS Health Corp.
2.88%, 06/01/26(a)	13,377	13,325,590
3.00%, 08/15/26	5,273	5,241,361
5.00%, 02/20/26	10,457	10,449,033
Eli Lilly & Co., 5.00%, 02/27/26	5,160	5,160,952
Johnson & Johnson, 2.45%, 03/01/26	15,610	15,592,288
McKesson Corp., 1.30%, 08/15/26(a)	3,481	3,432,866
Merck & Co., Inc., 0.75%, 02/24/26	6,937	6,922,419
Pfizer, Inc.
2.75%, 06/03/26(a)	8,530	8,501,439
3.00%, 12/15/26	12,121	12,044,269
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	10,272	10,226,112
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(a)	11,496	11,478,096
		176,503,484
Pipelines — 2.1%
Boardwalk Pipelines LP, 5.95%, 06/01/26(a)	3,994	4,000,729

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
1.60%, 10/04/26	$3,396	$3,342,976
4.25%, 12/01/26	5,292	5,302,123
5.90%, 11/15/26(a)	5,378	5,454,032
Energy Transfer LP
3.90%, 07/15/26	3,761	3,759,031
6.05%, 12/01/26	7,000	7,110,341
Enterprise Products Operating LLC, 3.70%, 02/15/26	6,047	6,045,439
Kinder Morgan, Inc., 1.75%, 11/15/26	3,518	3,459,084
MPLX LP, 1.75%, 03/01/26	10,280	10,261,770
ONEOK, Inc.
4.85%, 07/15/26(a)	3,392	3,399,275
5.55%, 11/01/26	5,238	5,289,551
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26(a)	5,223	5,237,750
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	1,326	1,327,367
Spectra Energy Partners LP, 3.38%, 10/15/26	4,163	4,146,963
Western Midstream Operating LP, 4.65%, 07/01/26	3,311	3,312,723
Williams Companies, Inc. (The), 5.40%, 03/02/26	7,879	7,888,759
		79,337,913
Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/26	2,454	2,452,480
American Tower Corp.
1.45%, 09/15/26(a)	4,110	4,046,070
1.60%, 04/15/26	5,235	5,210,018
3.38%, 10/15/26(a)	7,147	7,114,651
4.40%, 02/15/26	3,272	3,272,070
AvalonBay Communities, Inc.
2.90%, 10/15/26(a)	2,160	2,144,309
2.95%, 05/11/26	3,188	3,179,649
Boston Properties LP
2.75%, 10/01/26	6,944	6,879,802
3.65%, 02/01/26(a)	5,893	5,893,000
Brixmor Operating Partnership LP, 4.13%, 06/15/26	4,090	4,090,004
Camden Property Trust, 5.85%, 11/03/26	3,389	3,432,188
COPT Defense Properties, 2.25%, 03/15/26	2,827	2,820,660
Crown Castle, Inc.
1.05%, 07/15/26	6,960	6,867,151
3.70%, 06/15/26	5,078	5,068,921
4.45%, 02/15/26	5,966	5,963,062
CubeSmart LP, 3.13%, 09/01/26	2,029	2,016,331
EPR Properties, 4.75%, 12/15/26	3,188	3,196,706
Equinix, Inc.
1.45%, 05/15/26	4,727	4,691,918
2.90%, 11/18/26	4,318	4,280,756
ERP Operating LP, 2.85%, 11/01/26	3,735	3,706,134
Essex Portfolio LP, 3.38%, 04/15/26	3,196	3,191,108
Extra Space Storage LP, 3.50%, 07/01/26	4,017	4,006,665
Federal Realty OP LP, 1.25%, 02/15/26	2,889	2,885,640
Healthcare Realty Holdings LP, 3.50%, 08/01/26	4,183	4,164,500
Healthpeak OP LLC, 3.25%, 07/15/26	4,535	4,519,515
Kimco Realty OP LLC, 2.80%, 10/01/26	3,468	3,443,352
Kite Realty Group LP, 4.00%, 10/01/26	2,340	2,336,007
Mid-America Apartments LP, 1.10%, 09/15/26	2,515	2,471,813
NNN REIT, Inc., 3.60%, 12/15/26(a)	2,612	2,604,369
Prologis LP, 3.25%, 10/01/26(a)	2,585	2,574,090
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
0.88%, 02/15/26	$3,157	$3,152,903
1.50%, 11/09/26(a)	4,525	4,444,279
Realty Income Corp.
0.75%, 03/15/26(a)	2,688	2,678,152
4.13%, 10/15/26	4,621	4,622,903
4.88%, 06/01/26	4,167	4,170,244
Simon Property Group LP, 3.25%, 11/30/26	5,275	5,251,659
Tanger Properties LP, 3.13%, 09/01/26	2,396	2,380,314
UDR, Inc., 2.95%, 09/01/26	2,263	2,248,847
Ventas Realty LP, 3.25%, 10/15/26	3,378	3,358,930
Welltower OP LLC, 4.25%, 04/01/26	5,106	5,104,614
WP Carey, Inc., 4.25%, 10/01/26	2,705	2,707,148
		158,642,932
Retail — 2.9%
AutoZone, Inc.
3.13%, 04/21/26	2,775	2,769,300
5.05%, 07/15/26(a)	3,517	3,532,671
Home Depot, Inc.(The)
2.13%, 09/15/26	6,885	6,817,688
3.00%, 04/01/26(a)	8,851	8,839,642
4.95%, 09/30/26	5,145	5,179,025
5.15%, 06/25/26	10,285	10,339,993
Lowe's Companies, Inc.
2.50%, 04/15/26	9,501	9,473,293
4.80%, 04/01/26	6,929	6,933,345
O'Reilly Automotive, Inc.
3.55%, 03/15/26(a)	3,737	3,734,401
5.75%, 11/20/26	5,450	5,517,545
Ross Stores, Inc., 0.88%, 04/15/26	3,447	3,425,599
Starbucks Corp.
2.45%, 06/15/26	3,400	3,380,227
4.75%, 02/15/26	7,217	7,217,629
Target Corp., 2.50%, 04/15/26(a)	6,919	6,901,213
TJX Companies, Inc. (The), 2.25%, 09/15/26(a)	6,877	6,813,195
Walmart, Inc.
1.05%, 09/17/26	8,476	8,338,740
3.05%, 07/08/26	5,393	5,376,712
4.00%, 04/15/26(a)	5,427	5,427,628
		110,017,846
Semiconductors — 1.9%
Advanced Micro Devices, Inc., 4.21%, 09/24/26	6,149	6,162,211
Analog Devices, Inc., 3.50%, 12/05/26(a)	6,645	6,629,252
Broadcom, Inc., 3.46%, 09/15/26	5,132	5,120,306
Intel Corp.
2.60%, 05/19/26(a)	7,024	6,996,946
4.88%, 02/10/26	9,559	9,558,509
Lam Research Corp., 3.75%, 03/15/26(a)	5,872	5,870,790
Marvell Technology, Inc., 1.65%, 04/15/26(a)	3,768	3,749,202
NVIDIA Corp., 3.20%, 09/16/26	6,957	6,934,190
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, 06/18/26	5,171	5,167,836
Skyworks Solutions, Inc., 1.80%, 06/01/26	3,447	3,422,388
Texas Instruments, Inc., 1.13%, 09/15/26(a)	3,437	3,381,271
TSMC Arizona Corp., 1.75%, 10/25/26(a)	8,780	8,636,509
		71,629,410
Software — 3.6%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(a)	3,402	3,391,468
Concentrix Corp., 6.65%, 08/02/26	5,704	5,753,791

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fidelity National Information Services, Inc., 1.15%, 03/01/26	$8,907	$8,886,970
Fiserv, Inc., 3.20%, 07/01/26	15,538	15,478,275
Intuit, Inc., 5.25%, 09/15/26(a)	5,437	5,476,340
Microsoft Corp.
2.40%, 08/08/26(a)	30,173	29,960,250
3.40%, 09/15/26(a)	4,907	4,895,622
Oracle Corp.
1.65%, 03/25/26	21,043	20,969,463
2.65%, 07/15/26	23,422	23,257,905
Roper Technologies, Inc., 3.80%, 12/15/26	5,055	5,049,616
Take-Two Interactive Software, Inc., 5.00%, 03/28/26(a)	3,780	3,784,021
VMware LLC, 1.40%, 08/15/26	10,270	10,136,106
		137,039,827
Telecommunications — 2.1%
AT&T, Inc.
1.70%, 03/25/26	23,728	23,654,058
2.95%, 07/15/26(a)	2,309	2,298,445
Cisco Systems, Inc.
2.50%, 09/20/26(a)	10,312	10,231,551
2.95%, 02/28/26(a)	5,146	5,141,849
4.90%, 02/26/26(a)	6,689	6,693,517
Rogers Communications, Inc., 2.90%, 11/15/26	3,390	3,358,561
T-Mobile USA, Inc.
1.50%, 02/15/26	7,025	7,009,860
2.25%, 02/15/26	12,310	12,299,696
2.63%, 04/15/26	8,365	8,340,536
		79,028,073
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.55%, 11/19/26(a)	4,556	4,542,335
Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26(a)	3,598	3,594,796
Canadian Pacific Railway Co., 1.75%, 12/02/26(a)	7,204	7,077,666
CSX Corp., 2.60%, 11/01/26	5,102	5,058,524
FedEx Corp., 3.25%, 04/01/26(a)	5,201	5,193,537
GXO Logistics, Inc., 1.65%, 07/15/26	2,775	2,741,104
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	4,880	4,877,663
Norfolk Southern Corp., 2.90%, 06/15/26(a)	4,161	4,145,988
Ryder System, Inc.
1.75%, 09/01/26(a)	2,166	2,137,677
2.90%, 12/01/26(a)	2,943	2,916,774
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.75%, 03/01/26	$4,560	$4,555,728
4.75%, 02/21/26	3,395	3,395,348
United Parcel Service, Inc., 2.40%, 11/15/26	3,466	3,429,928
		49,124,733
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	2,460	2,446,772
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	2,341	2,311,808
Total Long-Term Investments — 93.3% (Cost: $3,540,620,973)		3,545,358,072
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	198,923,428	199,022,890
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	217,840,000	217,840,000
Total Short-Term Securities — 11.0% (Cost: $416,816,214)		416,862,890
Total Investments — 104.3% (Cost: $3,957,437,187)		3,962,220,962
Liabilities in Excess of Other Assets — (4.3)%		(163,065,134)
Net Assets — 100.0%		$3,799,155,828

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,485,601	$40,537,590 (a)	$—	$(301)	$—	$199,022,890	198,923,428	$143,978 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,210,000	196,630,000 (a)	—	—	—	217,840,000	217,840,000	747,708	—
				$(301)	$—	$416,862,890		$891,686	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,545,358,072	$—	$3,545,358,072
Short-Term Securities
Money Market Funds	416,862,890	—	—	416,862,890
	$416,862,890	$3,545,358,072	$—	$3,962,220,962

Portfolio Abbreviation
REIT	Real Estate Investment Trust